Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 187	$ 280
Short-term investments, classified as cash equivalents	$ 2,679	$ 2,233